Other Income and Charges - Other Income and Charges (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of Other Income (Expense) [Line Items]
Foreign exchange loss (gain) on long-term debt	11	2	(2)
Accretion income on long-term floating rate notes			(3)
Loss in fair value of long-term floating rate notes			1
Other foreign exchange losses (gains)		2	(1)
Advisory fees (related to shareholder matters)			27
Other	8	13	15
Total other income and charges	19	17	37